Subsequent Events (Details Narrative) - USD ($)											2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2020	Jul. 31, 2020	Jul. 30, 2020	Jul. 28, 2020	Jul. 13, 2020	Jul. 02, 2020	Mar. 22, 2020	Mar. 10, 2020	Nov. 21, 2018	Jun. 25, 2012	Aug. 19, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 23, 2016	Jan. 29, 2016
Debt instrument interest rate										12.00%				10.00%
Debt maturity date										Jun. 25, 2013
Number of common stock shares issued, shares									283,643
Stock options exercisable												4,188,630	4,287,609	4,344,994	3,996,167
Dr. Lippa [Member]
Warrants expiration date																Sep. 23, 2019	Jan. 29, 2019
Repayment of related party													$ 13,000
Board of Directors [Member]
Shares issuable												100,000,000
Subsequent Event [Member] | Investors [Member] | Securities Act of 1933 [Member]
Investments				$ 2,000,000
Subsequent Event [Member] | Board of Directors [Member]
Debt maturity date		Jul. 31, 2025
Stock options vested expiration		Jul. 31, 2025
Share price per share		$ 0.0072
Subsequent Event [Member] | Board of Directors [Member] | Minimum [Member]
Shares issuable		58,985,260
Subsequent Event [Member] | Board of Directors [Member] | Maximum [Member]
Shares issuable		158,985,260
Subsequent Event [Member] | Mr. Jones [Member]
Number of common stock shares issued, shares		1,000,000
Stock option to purchase		16,000,000
Stock option, description		The options vested or will vest, as applicable, in four installments: 25% on issuance, 25% on September 30, 2020, 25% on December 31, 2020, and 25% on March 31, 2021. The options will expire on July 31, 2025. The exercise price of the options is the closing per share market price of shares of common stock of RespireRx as of the date of issuance, which was $0.0072 per share. The option contains a cashless exercise provision.
Subsequent Event [Member] | Richard Purcell [Member]
Stock option to purchase		5,000,000
Stock option, description		The options vested or will vest, as applicable, in four installments: 25% on issuance, 25% on September 30, 2020, 25% on December 31, 2020, and 25% on March 31, 2020. The options will expire on July 31, 2025. The exercise price of the options is the closing per share market price of shares of Common Stock of the Company as of the date of issuance, which was $0.0072 per share. The option contains a cashless exercise provision.
Subsequent Event [Member] | Kathryn MacFarlane [Member]
Stock options exercisable		7,500,000
Subsequent Event [Member] | Vendors [Member]
Stock options exercisable		21,000,000
Subsequent Event [Member] | Jeff E. Margolis [Member]
Repayment of related party											$ 4,000
Subsequent Event [Member] | July 28, 2021 [Member]
Debt face amount				$ 25,000
Debt instrument interest rate				8.00%
Debt interest rate description				Upon an event of default, any amount of outstanding principal or interest would bear interest at the lower of 18% or the highest rate permitted by law.
Debt description				The Investor has the right, at any time after the first 180 days, to convert any outstanding and unpaid amount (including accrued interest and other fees) into shares of common stock, provided that such conversion would not result in the Investor beneficially owning more than 9.99% of RespireRx's then outstanding common stock. Unless an event of default has occurred, the Investor may convert at a per share conversion price equal to $0.02. Upon such conversion, all rights with respect to the portion of the Commitment Note being so converted terminate, except for the right to receive common stock. The Investor also has the right, at any time the Commitment Note is outstanding, to apply any outstanding principal or interest as consideration for any equity, equity-linked and/or debt securities offered by RespireRx in any public offering or private placement, subject to the terms of the Commitment Note. RespireRx may, with prior written notice to the Investor, prepay the entire outstanding principal amount under the Commitment Note at any time by making a payment to the Investor of an amount in cash equal to 110% of the outstanding principal, guaranteed interest amount, and any default interest or other amounts owed.
Debt interest payment				$ 2,000
Subsequent Event [Member] | 2014 License Agreement [Member]
Debt face amount								$ 100,000
Debt maturity date								Dec. 31, 2019
Debt payments											$ 100,000
Subsequent Event [Member] | Exchange Agreements [Member]
Debt payments							$ 255,786
Accrued compensation					$ 1,100,000
Subsequent Event [Member] | Exchange Agreements [Member] | Mr. Margolis [Member] | Series H Preferred Stock [Member]
Warrants exercise price					$ 0.007
Accrued compensation					$ 500,000
Number of common stock shares issued, shares					500
Subsequent Event [Member] | Exchange Agreements [Member] | Dr. Lippa [Member] | Series H Preferred Stock [Member]
Warrants exercise price					$ 0.007
Accrued compensation					$ 600,000
Number of common stock shares issued, shares					600
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Investors [Member]
Debt face amount				25,000
Investments				$ 2,000,000
Purchase price percentage				85.00%
Subsequent Event [Member] | License Agreement [Member]
Patent description	The Licensed Subject Matter which includes the patent rights, technology rights and improvements on a worldwide basis. RespireRx is responsible to pay UWMRF 25% of past patent costs twelve months after the effective date of the UWMRF Patent License Agreement and 25% twenty-four months after the effective and the balance of past patent costs thirty-six months after the effective date.
Patent costs	$ 60,370
Subsequent Event [Member] | FirstFire Global Opportunities Fund LLC [Member]
Warrants to purchase						6,875,000
Warrants expiration date						Sep. 30, 2023
Warrants exercise price						$ 0.007
Subsequent Event [Member] | FirstFire Global Opportunities Fund LLC [Member] | Securities Purchase Agreement [Member]
Convertible notes						$ 125,000
Debt face amount						137,500
Debt issue discount						$ 12,500
Warrants to purchase						6,875,000
Debt instrument interest rate						10.00%
Amortization payments						$ 30,250
Debt maturity date						Dec. 02, 2020
Debt instrument, maturity date, description						Due on December 2, 2020, and the final such payment, along with any unpaid principal and any accrued and unpaid interest and other fees, due on April 2, 2021.
Debt interest rate description						Any amount of principal or interest that is not paid when due bears interest at the rate of the lesser of 24% and the maximum amount permitted by law, from the due date to the date such amount is paid.
Debt description						FF has the right, at any time, to convert any outstanding and unpaid amount of the note into shares of the Company's common stock or securities convertible into the Company's common stock, provided that such conversion would not result in FF beneficially owning more than 4.99% of the Company's then outstanding shares of common stock. Subject to certain limitations and adjustments as described in the note, FF may convert at a per share conversion price equal to $0.02, provided that upon any event of default (as defined in the note), the conversion price will equal the lower of (i) the fixed conversion price, (ii) discount to market based upon subsequent financings with other investors, or (iii) 60% multiplied by the lowest traded price of the common stock of the Company during the twenty-one consecutive trading day (as defined in the note) period immediately preceding the date of such conversion. Upon such conversion, all rights with respect to the portion of the note being so converted terminate, except for the right to receive the Company's common stock or other securities, cash or other assets as provided in the note due upon such conversion. The Company may, with prior written notice to FF, prepay the outstanding principal amount under the note during the initial 180 day period after the Effective Date by making a payment to FF of an amount in cash equal to a certain percentage of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 105% to 115% depending on the period in which the prepayment occurs, as set forth in the note.
Debt conversion price						$ 0.02
Subsequent Event [Member] | EMA Financial, LLC [Member]
Warrants to purchase			3,750,000
Warrants expiration date			Sep. 30, 2023
Warrants exercise price			$ 0.007
Subsequent Event [Member] | EMA Financial, LLC [Member] | Securities Purchase Agreement [Member]
Convertible notes			$ 68,250
Debt face amount			$ 75,000
Warrants to purchase			3,750,000
Debt description			EMA has the right, in its discretion, at any time, to convert any outstanding and unpaid amount of the note into shares of common stock, provided that such conversion would not result in EMA beneficially owning more than 4.99% of the Company's then outstanding common stock. In the absence of an event of default (as defined in the note), EMA may convert at a per share conversion price equal to $0.02, subject to a retroactive downward adjustment if the lowest traded price on each of the three consecutive trading days following such conversion is lower than $0.02. Upon an event of default, the conversion price is to be adjusted downward based on a discount to market with respect to subsequent financings or a percentage of the lowest traded price during the twenty-one day period prior to the conversion, if lower than $0.02. Upon such conversion, all rights with respect to the portion of the note being so converted terminate, except for the right to receive common stock or other securities, cash or other assets as provided in the note due upon such conversion. The Company may, with prior written notice to EMA, prepay the outstanding principal amount under the Note during the initial 180 day period after July 30, 2020 by making a payment to EMA of an amount in cash equal to a certain percentage of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 110% to 115% depending on the period in which the prepayment occurs, as set forth in the note.
Proceeds from debt			$ 2,500,000
Subsequent Event [Member] | EMA Financial, LLC [Member] | Securities Purchase Agreement [Member] | October 30, 2021 [Member]
Debt face amount			75,000
Debt issue discount			$ 6,750
Debt instrument interest rate			10.00%
Debt interest rate description			Any amount of principal or interest that is not paid by the maturity date would bear interest at the rate of 24% from the maturity date to the date such amount is paid.
Subsequent Event [Member] | UWMRF [Member]
Stock option, description	UWMRF was granted stock appreciation rights providing UWMRF with the right to receive an amount equal to 4.9% of the consideration received upon the sale or assignment of one or more of the neuromodulator programs above $1 per program. The Company must provide UWMRF with an annual development plan by September 30, 2021 and each September 30th thereafter.